May 24, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Pointbreak ETF Trust (File Nos. 333-205324; 811-23068)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of Pointbreak ETF Trust (the “Trust”) that (i) the forms of prospectus and statement of additional information that the Trust would have filed pursuant to 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 21, which was filed on May 20, 2016.

Please do not hesitate to contact me at (804) 658-2392 or via email at heatherharker@pointbreakETFs.com should you have any questions.

Best regards,

/s/ Heather Harker
Heather Harker
Chief Legal Officer
Pointbreak ETF Trust